Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2019
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 31, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jun. 28, 2018
Pzena Small Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	PZVSX
Pzena Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	PZISX